INCOME TAX - Additional Information (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
INCOME TAX
U.S. federal net operating loss carryovers	$ 46,167	$ 176,006
Change in valuation allowance	$ 465,518	$ 28,719